CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Other accrued liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
CONSOLIDATED FINANCIAL STATEMENTS DETAILS
Avride SAFE liability and Tranche Right liability	$ 102.7
Government grant liability, non-current	23.1
Trade accounts payable for property and equipment, non-current	15.3
Other non-current liabilities	2.0	$ 0.6
Total other accrued liabilities	$ 143.1	$ 0.6
Government Assistance, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Total other accrued liabilities